Taxation	12 Months Ended
Dec. 31, 2024
Taxation [Abstract]
Taxation
10.	Taxation

The Group recorded a loss before income tax of €13.7 million during the year ended December 31, 2024 (2023: €31 million loss), which was reduced by €0.72 million (2023: €6.9 million) related to non-cash fair value gains on its derivative financial instruments (Warrants).

For the year ended December 31, 2024, the Group earned no revenues  and generated tax losses. However, the Group recognized a local income tax charge of €0.02 million in relation to QIND Inc., a U.S. subsidiary acquired in December 2024, reflecting taxable profit for that month.

During 2024, 2023, 2022 and 2021, the Group’s Portuguese operations were subject to a statutory tax rate of 21%. In Ireland, the headline corporate income tax rate for trading companies is 12.5%, with a rate of 25% applicable to other non-trading sources. Due to the insolvency proceedings, the current-year losses for which no deferred tax asset is recognised in relation to the Legacy Hydrogen Entities has not been included .

A reconciliation between taxes on income / losses reflected on the Consolidated statement of profit or loss and other comprehensive income and the expected income tax benefit, based on the Company’s statutory tax rate, for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
	€’000	€’000	€’000
Profit/ (loss) before tax	(13,706)	(30,857)	(27,313)
Tax using Company’s domestic tax rate at 12.5%	1,713	3,857	3,414
Tax effect of:
Non-deductible expenses / non-taxable income	(764)	(967)	(842)
Current-year losses for which no deferred tax asset is recognized	(805)	(4,647)	(3,973)
Impacts of different foreign tax rates	156	1,916	1,435
Tax expense of acquired subsidiary (QIND)	(25)
Total tax charge	275	159	34

As of December 31, 2024, the Group had unrecognised deferred tax assets of €3.9 million (2023: €11.0 million) mostly relating to tax losses incurred. This excludes any unrecognised deferred tax assets previously accumulated in relation to the Legacy Hydrogen Entities. No deferred tax assets have been recognized due to the uncertainty of the Group’s ability to generate taxable profits in the foreseeable future. The €0.02 million tax expense recognized in 2024 relates to QIND. No deferred tax assets were recognized for QIND, consistent with the Group's overall policy due to ongoing uncertainty around future taxable profits. The current assessment regarding the usability of deferred tax assets may change, depending on the Group’s taxable income in future years.